REGULATORY ASSETS AND LIABILITIES (Schedule of Regulatory Assets and Liabilities) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - current		$ 1.1	$ 21.0
Regulatory assets - non-current		328.6	663.0
Regulatory liabilities - current		10.9	114.9
Regulatory liabilities - non-current		$ 268.6	1,392.8
Fair Value Adjustment On Acquisition			89.0
Statutory income tax rate	27.00%	27.00%
Internal Revenue Service (IRS) [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Statutory income tax rate	21.00%	35.00%
Deferred Cost Of Gas [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities - current		$ 9.0	71.2
Option Fees Deferral [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities - non-current		4.3
Refundable Tax Credit [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities - current		1.9	3.8
Regulatory liabilities - non-current		7.5	6.1
Gas storage facility tax credit	$ 15.0
Future Recovery Of Pension And Other Retirement Benefits [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities - non-current			166.7
Future Removal And Site Restoration Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities - non-current		153.3	514.7
Deferred Loss On Reacquired Debt [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities - non-current			1.8
Federal Income Tax Rate Change [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities - current			26.2
Regulatory liabilities - non-current		101.8	698.4
Insurance Recovery Of Environmental Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities - non-current		0.3
Regulatory liabilities, Recovery Period	2 years
Other [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities - current			13.7
Regulatory liabilities - non-current		1.4	5.1
Deferred Cost Of Gas [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - current		0.5	20.4
Deferred Property Taxes [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - current		0.3
Deferred Regulatory Costs And Rate Stabilization Adjustment Mechanism [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current		20.5	215.5
Pipeline Rehabilitation Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current		0.3
Future Recovery Of Pension And Other Retirement Benefits [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current		113.9	192.9
Future Recovery Of Non-Retirement Employee Benefits [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current			21.3
Deferred Pension Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current			7.8
Regulatory assets, Recovery Period	1 year
Deferred Environmental Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current		13.9	19.9
Deferred Loss On Reacquired Debt [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current		2.5	109.3
Deferred Depreciation And Amortization [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current		23.3
Deferred Future Income Taxes [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current		104.7	67.0
Deferred Customer Retention Program Amortization [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current		16.5
Revenue Deficiency Account [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - non-current		31.0
Other [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets - current		0.3	0.6
Regulatory assets - non-current		$ 2.0	$ 29.3
CINGSA [Member] | Refundable Tax Credit [Member] | 2012 Through 2021 [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Annual disbursement rate of tax credit	10.00%
Minimum [Member] | Future Removal And Site Restoration Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, Recovery Period	3 years
Minimum [Member] | Deferred Regulatory Costs And Rate Stabilization Adjustment Mechanism [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets, Recovery Period	1 year
Minimum [Member] | Deferred Environmental Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets, Recovery Period	1 year
Minimum [Member] | Deferred Loss On Reacquired Debt [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets, Recovery Period	1 year
Maximum [Member] | Deferred Cost Of Gas [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, Recovery Period	1 year
Maximum [Member] | Refundable Tax Credit [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, Recovery Period	1 year
Maximum [Member] | Future Removal And Site Restoration Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, Recovery Period	56 years
Maximum [Member] | Federal Income Tax Rate Change [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, Recovery Period	1 year
Maximum [Member] | Other [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, Recovery Period	1 year
Maximum [Member] | Deferred Cost Of Gas [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets, Recovery Period	1 year
Maximum [Member] | Deferred Property Taxes [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets, Recovery Period	1 year
Maximum [Member] | Deferred Regulatory Costs And Rate Stabilization Adjustment Mechanism [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets, Recovery Period	3 years
Maximum [Member] | Deferred Environmental Costs [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets, Recovery Period	10 years
Maximum [Member] | Deferred Loss On Reacquired Debt [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets, Recovery Period	15 years
Maximum [Member] | Other [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Regulatory assets, Recovery Period	1 year